CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net earnings	$ 443.7	$ 419.2	$ 427.6
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	85.3	77.7	83.8
Deferred income taxes	74.0	91.2	54.0
Provision for doubtful accounts	20.4	16.3	18.9
Share-based compensation	27.1	31.1	40.6
Excess tax benefit on exercise of share-based awards	(0.8)	(7.4)	(4.5)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(317.2)	(369.8)	(270.5)
Other assets	(75.3)	(59.7)	(198.7)
Other liabilities	342.8	312.9	155.0
Cash provided by operating activities	600.0	511.5	306.2
Cash Flows from Investing Activities
Capital expenditures	(56.9)	(52.3)	(51.5)
Acquisitions of businesses, net of cash acquired	(57.6)	(260.5)	(32.0)
Proceeds from the sale of investments, property and equipment	4.1	14.7	2.1
Cash used in investing activities	(110.4)	(298.1)	(81.4)
Cash Flows from Financing Activities
Net change in short-term borrowings	(0.3)	4.1	16.0
Proceeds from long-term debt	0.0	454.0	0.0
Repayments of long-term debt	(6.4)	(2.0)	(2.6)
Payments for debt issuance costs	0.0	(2.5)	0.0
Payments of contingent considerations for acquisitions	(2.9)	0.0	0.0
Proceeds from share-based awards and other equity transactions	18.0	104.1	25.5
Other share-based award transactions	(5.4)	(0.7)	(6.3)
Repurchases of common stock	(482.2)	(580.2)	(143.5)
Dividends paid	(118.4)	(121.0)	(77.3)
Cash used in financing activities	(597.6)	(144.2)	(188.2)
Effect of exchange rate changes on cash	(24.0)	(37.9)	(75.0)
Net (decrease) increase in cash and cash equivalents	(132.0)	31.3	(38.4)
Cash and cash equivalents, beginning of year	730.5	699.2	737.6
Cash and cash equivalents, end of year	598.5	730.5	699.2
Supplemental Cash Flow Information
Interest paid	36.6	32.2	36.6
Income taxes paid, net	$ 163.9	$ 75.9	$ 105.8